Description of Business	12 Months Ended
Dec. 31, 2020
Description of Business
Description of Business

1) Description of Business

KNOT Offshore Partners LP (the “Partnership”) was formed as a limited partnership under the laws of the Republic of the Marshall Islands. The Partnership was formed for the purpose of acquiring 100% ownership interests in four shuttle tankers owned by Knutsen NYK Offshore Tankers AS (“KNOT”) in connection with the Partnership’s initial public offering of its common units (the “IPO”), which was completed on April 15, 2013.

As of December 31, 2020, the Partnership had a fleet of seventeen shuttle tankers, the Windsor Knutsen, the Bodil Knutsen, the Recife Knutsen, the Fortaleza Knutsen, the Carmen Knutsen, the Hilda Knutsen, the Torill Knutsen, the Dan Cisne, the Dan Sabia, the Ingrid Knutsen, the Raquel Knutsen, the Tordis Knutsen, the Vigdis Knutsen, the Lena Knutsen, the Brasil Knutsen, the Anna Knutsen and the Tove Knutsen, each referred to as a “Vessel” and, collectively, as the “Vessels”. The Vessels operate under fixed long-term charter contracts to charterers, with expiration dates between 2021 and 2027. Please see Note 6—Operating Leases.

The consolidated financial statements have been prepared assuming that the Partnership will continue as a going concern.

On December 31, 2020, the Partnership's wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT Shuttle Tankers 34 AS, the company that owns the Tove Knutsen, from KNOT. The acquisition of the Tove Knutsen was accounted for as an acquisition of an asset. As a result, the Partnership has recorded the results of operations of the Tove Knutsen in its consolidated statement of operations from December 31, 2020. See Note 21—Acquisitions

The Partnership expects that its primary future sources of funds will be available cash, cash from operations, borrowings under any new loan agreements and the proceeds of any equity financings. The Partnership believes that these sources of funds (assuming the current rates earned from existing charters) will be sufficient to cover operational cash outflows and ongoing obligations under the Partnership’s financing commitments to pay loan interest and make scheduled loan repayments and to make distributions on its outstanding units. Accordingly, as of March 18, 2021, the Partnership believes that its current resources, including the undrawn portion of its revolving credit facilities of $55 million, are sufficient to meet working capital requirements for its current business for at least the next twelve months.